Tangible Assets (Owned and Under Finance Leases) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in assets held under finance lease		€ 35
Plant and equipment	€ 14,251	14,216	€ 13,947
Addition of property plant and equipment	2,688	3,258
Change in addition of property plant and equipment	(570)
Tangible asset, disposals	13	11
Net increase (decrease) other changes	55	(75)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	77,771	76,251
Tangible asset, disposals	431
Internally generated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition of property plant and equipment	322	354
Brazil business unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,947
TIM S.p.A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Land	209
Buildings	555
Plant and equipment	9,162
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net increase (decrease) other changes		10
Higher tangible assets and related payables for financial leases	49
Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in assets held under finance lease	436
Plant and equipment	1,895	2,331	2,413
Addition of property plant and equipment	73	151
Increases in finance leasing contracts	70	68	232
Net increase (decrease) other changes	(337)	(77)
Reclassification to owned buildings under rationalization agreement	82
Inflation adjustment to finance lease payment	13	13
Assets held under finance lease [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	3,485	4,060
Assets held under finance lease [member] | TIM S.p.A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Buildings	215
Plant and Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible asset, disposals	288
TIM S.p.A. [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increases in finance leasing contracts	58
Buildings (civil and industrial) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transaction cost	69
Financial disbursement during transaction cost	158
Plant and equipment	588	488	509
Addition of property plant and equipment	79	10
Net increase (decrease) other changes	59	11
Buildings (civil and industrial) [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,862	1,717
Buildings (civil and industrial) [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,365	1,768	€ 1,835
Addition of property plant and equipment	32	47
Increases in finance leasing contracts	12	2
Net increase (decrease) other changes	(288)	14
Reclassification to owned buildings under rationalization agreement	71
Buildings (civil and industrial) [member] | Assets held under finance lease [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,792	€ 3,391
Leasehold improvements [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification to owned buildings under rationalization agreement	€ 11